Schedule of Derivative Liabilities (Details) - USD ($)	3 Months Ended			6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance at March 31, 2023		$ 2,781,112	$ 1,936,827		$ 1,936,827
Issuance of convertible notes with bifurcated embedded derivative		419,451	707,000
Change in fair value		(478,198)	137,285		(340,913)
Balance at June 30, 2023		2,722,365	2,781,112		2,722,365
Third Party Convertible Debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance at March 31, 2023		877,888	845,473		845,473
Issuance of convertible notes with bifurcated embedded derivative		330,390
Change in fair value		(194,643)	32,415
Balance at June 30, 2023		$ 1,013,635	$ 877,888		$ 1,013,635